Segment Information - Summary of Geographical Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenue	₺ 29,103,738	₺ 25,137,135	₺ 21,292,475
Non-current assets	30,915,021	26,382,831
Turkey [member]
Disclosure of geographical areas [line items]
Revenue	26,648,183	23,229,046	19,636,682
Non-current assets	26,165,209	22,737,468
Ukraine [member]
Disclosure of geographical areas [line items]
Revenue	1,800,983	1,322,116	923,181
Non-current assets	3,390,246	3,030,095
Belarus [member]
Disclosure of geographical areas [line items]
Revenue	395,363	366,314	293,181
Non-current assets	264,864	219,281
Turkish Republic of Northern Cyprus [member]
Disclosure of geographical areas [line items]
Revenue	229,652	209,109	169,014
Non-current assets	244,710	198,732
Netherlands [member]
Disclosure of geographical areas [line items]
Revenue	28,863	8,396	366
Germany [member]
Disclosure of geographical areas [line items]
Revenue	694	2,154	1,580
Azerbaijan [member]
Disclosure of geographical areas [line items]
Revenue			₺ 268,471
Unallocated amounts [member]
Disclosure of geographical areas [line items]
Non-current assets	₺ 849,992	₺ 197,255